AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 27, 2009
REGISTRATION NO. 33-_____

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐      Pre-Effective Amendment No.
☐     Post-Effective Amendment No.
SCHWAB CAPITAL TRUST
(Exact Name of Registrant as Specified in Charter)
101 Montgomery Street
San Francisco, CA 94104
(Address of Principal Executive Offices) (Zip code)
800.648.5300
(Registrant’s Telephone Number, including Area Code)
Randall W. Merk
101 Montgomery Street, San Francisco, California 94104
(Name and Address of Agent for Service)
Copies of communications to:

Timothy W. Levin, Esq. Morgan Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103	John Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624	Koji Felton, Esq. Charles Schwab Investment Management, Inc. 101 Montgomery Street 120KNY-14-109 San Francisco, CA 94104
     As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
     It is proposed that this filing will become effective on April 26, 2009 pursuant to Rule 488.
     No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

SCHWAB CAPITAL TRUST
101 Montgomery Street
San Francisco, CA 94104
April ___, 2009
     Dear Shareholder:
     Enclosed is some important information concerning your investment in the Schwab Retirement Income Fund (the “Retirement Income Fund” or “Acquired Fund”).
     We wish to inform you that the Board of Trustees of Schwab Capital Trust (the “Trust”), after careful consideration, has approved the reorganization of the Retirement Income Fund into the Schwab Monthly Income Fund—Enhanced Payout (the “Monthly Income Fund” or “Surviving Fund” and, together with the Retirement Income Fund, the “Funds”). The Acquired Fund and the Surviving Fund pursue the same investment objectives and have similar investment strategies and policies, and as a result, typically have significant overlap in their underlying investments.
     We expect that the reorganization will benefit shareholders as follows:
•	The reorganization will result in a larger fund. Shareholders could potentially benefit from the growth in assets realized by the combination of the Funds, because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base.

•	The reorganization is intended to be tax-free to shareholders for federal income tax purposes, and will be accomplished in such a manner as to not dilute your investment.
     At the close of business on June 9, 2009, the Acquired Fund will transfer its assets and liabilities to the Surviving Fund. In connection with the reorganization, you will receive shares of the Surviving Fund equal in aggregate net asset value to your shares of the Acquired Fund. We have enclosed a Prospectus/Information Statement that describes the reorganization in greater detail and contains important information about the Surviving Fund.
     THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive shares of the Surviving Fund in exchange for your shares of the Acquired Fund as of the closing date. If you have questions, you may contact us at (800)648-5300. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.
     You are a valued investor and we thank you for your continued investment in the Schwab Funds.

Sincerely,

Randall W. Merk
President

SCHWAB CAPITAL TRUST
101 Montgomery Street
San Francisco, CA 94104
PROSPECTUS/INFORMATION STATEMENT
April ___, 2009

Acquisition of the assets and liabilities of:	By and in exchange for shares of:

Schwab Retirement Income Fund A series of the Schwab Capital Trust c/o Charles Schwab Investment Management, Inc. 101 Montgomery Street San Francisco, California 94104	Schwab Monthly Income Fund—Enhanced Payout A series of the Schwab Capital Trust c/o Charles Schwab Investment Management, Inc. 101 Montgomery Street San Francisco, California 94104
     This Prospectus/Information Statement is being furnished to shareholders of the Schwab Retirement Income Fund (the “Retirement Income Fund” or the “Acquired Fund”), a series of Schwab Capital Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust (the “Board”). Under the Plan, shareholders of the Acquired Fund will receive shares of the Schwab Monthly Income Fund—Enhanced Payout (the “Monthly Income Fund” or the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), a series of the Trust, equal in value to the aggregate value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the “Reorganization”). After the Reorganization is complete, the Acquired Fund will be terminated. The Reorganization is expected to be completed on or about June 10, 2009.
     The Board believes that the Reorganization is in the best interest of the Acquired Fund and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders. Shareholders of the Acquired Fund are not being asked to vote on the Plan or approve the Reorganization because shareholder approval is not required under the Trust’s governing documents or the Investment Company Act of 1940.
     The Acquired Fund and the Surviving Fund are each a series of the Trust, a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust currently consists of 38 separate series, including the Acquired Fund and the Surviving Fund. Charles Schwab Investment Management, Inc. (the “Adviser” or “CSIM”) serves as the investment adviser to both the Acquired Fund and the Surviving Fund.
     The investment objective of both Funds is to provide current income and, as a secondary investment objective, capital appreciation. Both Funds seek to achieve this objective by investing in a combination of Schwab Funds and Laudus Funds (the “underlying funds”) in accordance with each Fund’s target asset allocation. Because the Funds invest in other mutual funds, each Fund is considered a “fund of funds.” See “Synopsis—Comparison of the Investment Objectives, Strategies and Policies of the Funds” as well as “Additional Information about the Acquired Fund and Surviving Fund—Comparison of the Funds” for a more complete discussion of the Funds’ investment strategies.
     This Prospectus/Information Statement and the enclosures are being mailed to shareholders on or about May 8, 2009. The Prospectus/Information Statement sets forth concisely the information that you should know about the Acquired Fund and Surviving Fund and the Reorganization. You should read it carefully and retain it for future reference.
     A Statement of Additional Information dated April ___, 2009 relating to this Prospectus/Information Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Information Statement. In addition, the following documents have been filed with the SEC and are incorporated herein by reference.
•	The prospectus for the Acquired Fund, dated February 28, 2009, as amended April 20, 2009.

•	The prospectus for the Surviving Fund, dated April 30, 2009.
     In addition, the prospectus for the Surviving Fund, dated April 30, 2009, accompanies this Prospectus/Information Statement. Additional information relating to the Acquired Fund is contained in the Statement of Additional Information for the Acquired Fund, dated February 28, 2009, and the Annual Report to shareholders of the Acquired Fund for the fiscal year ended October 31, 2008. Additional information relating to the Surviving Fund is contained in the Statement of Additional Information for the Surviving Fund, dated April 30, 2009, and the Annual Report to shareholders of the Surviving Fund for the fiscal year ended December 31, 2008. These Statements of Additional Information and Annual Reports have been filed with the SEC.
     For a free copy of any of the documents described above, you may call 1-800-435-4000, or you may write to the Schwab Funds at the address listed on the cover of this Prospectus/Information Statement. You may also obtain these documents by accessing the Internet site for the Funds at www.schwab.com/schwabfunds. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC or the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604 and the SEC’s New York Regional Office located at 3 World Financial Center, Suite 400, New York, NY 10281-1022 (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.
     This Prospectus/Information Statement and the enclosures are expected to be available to shareholders on or about May 8, 2009. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
     AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. SYNOPSIS
     The following Synopsis provides a brief overview of the key points the Acquired Fund believes are typically of concern to shareholders considering a proposed transaction, such as the Reorganization. For further information and details about the proposed Reorganization, please see the entirety of the Prospectus/Information Statement that follows this Synopsis.
The Proposed Reorganization.
     The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund. This transfer of assets and liabilities is expected to take place after market close on or about June 9, 2009. The transfer of assets by the Acquired Fund will occur at its then-current market value as determined in accordance with the Acquired Fund’s valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund’s valuation procedures. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund on the Closing Date in exchange for their shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.
     The Reorganization is intended to be tax-free for U.S. Federal income tax purposes. This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund.
     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see “Information about the Reorganization” below.
     The Acquired Fund will bear the costs and pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization, which are expected to be approximately $55,000. If the Reorganization is not completed, CSIM will pay all such costs and expenses.
Comparison of the Investment Objectives, Principal Investment Strategies, Asset Allocation Strategies and Distribution Goals of the Funds
     The Acquired Fund and Surviving Fund have identical investment objectives: to provide current income and, as a secondary investment objective, capital appreciation.
     The Acquired Fund and the Surviving Fund pursue similar investment strategies. Both Funds seek to achieve this objective by investing in a combination of other underlying funds. For each Fund, the Adviser allocates assets among the underlying funds, which include equity funds, fixed-income funds, and money market funds. Each Fund intends to invest in a combination of underlying funds; however, each Fund may invest directly in equity and fixed income securities, cash equivalents, including money market securities, and futures. In addition the Surviving Fund may invest in securities of nonproprietary mutual funds as part of its principal investment strategy.

     The target asset allocation for the Acquired Fund is expected to remain fixed at approximately 20% to equity funds, 75% to fixed income funds, and 5% to money market funds. The target asset allocation for the Surviving Fund is approximately 25% to equity funds, 70% to fixed income funds and 5% to money market funds. However, the Surviving Fund’s target asset allocation is not fixed, and the Surviving Fund has the flexibility to move within a target asset allocation range of 10-40% to equity funds, 50-90% to fixed income funds, and 0-12% to money market funds.
     The Surviving Fund’s asset allocation strategy is designed to accommodate the Fund’s distribution goal, which is to provide a targeted annual payout of income to its shareholders. The targeted annual payout for the Surviving Fund is 4-5%, and is based on historic yield environments over a ten year period. The Surviving Fund’s actual annual payout could be higher or lower than the targeted annual payout. The Surviving Fund pays out income based on CSIM’s annual projection of income and forecast of interest rates for the upcoming year. The Surviving Fund seeks to tailor the amount of its monthly income payments in order to moderate fluctuations in the amounts distributed to shareholders over the course of the year, although the amounts distributed to shareholders are not fixed and may not be the same each month. At the end of the year, the Surviving Fund may be required under applicable law to recharacterize distributions for the year among ordinary income, capital gains, and return of capital (if any) for purposes of tax reporting to shareholders. The Surviving Fund distributes income on or about the 15th calendar day of each month.
     The Acquired Fund does not have a specific distribution goal nor does it target a specific annual payout of income to its shareholders. The Acquired Fund distributes its income to shareholders at the end of each month.
     For further information about the Funds’ investment objectives and strategies, see “Additional Information about the Acquired Fund and Surviving Fund—Comparison of the Funds”.
     Fees and Expenses.
     Neither of the Funds pays a management fee to CSIM. After the Reorganization, the Surviving Fund is expected to have the same total annual operating expenses as that of the Acquired Fund. However, as discussed below, due to fee waivers and expenses reimbursements in effect until April 29, 2011, the actual fees and expenses incurred by shareholders of the Surviving Fund after the Reorganization will be lower than the fees and expenses currently being incurred by shareholders of the Acquired Fund.
     Each Fund is a “fund of funds”, and the fee table below reflects the “acquired fund fees and expenses (AFFE)”—that is, those fees and expenses that are incurred indirectly by a Fund and its shareholders through its investments in the underlying funds—plus other fees and expenses incurred by the Fund. In each case, CSIM and Charles Schwab & Co., Inc. (“Schwab”) have agreed to limit the Fund’s net operating expenses (not inclusive of AFFE) as follows: the net operating expenses of the Acquired Fund and the Surviving Fund are limited to 0.10% and 0.00%, respectively.
     The following table sets forth: (i) the fees and expenses of the Acquired Fund as of December 31, 2008 (unaudited); (ii) the fees and expenses of the Surviving Fund as of December 31, 2008 (audited); and (iii) the estimated fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the Reorganization, based on pro forma combined assets as of December 31, 2008 (unaudited).

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

	RETIREMENT	MONTHLY	PRO FORMA COMBINED
	INCOME	INCOME	MONTHLY INCOME FUND
	FUND	FUND	(SURVIVING FUND)

SHAREHOLDER FEES (paid directly from your investment)
Redemption Fee (charged only to shares redeemed or exchanged within 30 days of purchase)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees	None	None	None
Distribution and Shareholder Service (12b-1) Fees	None	None	None
Other Expenses	0.17	0.56	0.16
Acquired fund fees and expenses (AFFE)[1]	0.57	0.62	0.58
Total Annual Fund Operating Expenses	0.74	1.18	0.74
Less Expense Reduction[2]	(0.07)	(0.56)	(0.16)
Net Operating Expenses (including AFFE)	0.67	0.62	0.58

1	AFFE reflects the estimated amount of the fees and expenses incurred indirectly by a Fund through its investments in the underlying funds.

2	Schwab and CSIM have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of each the Retirement Income Fund and Monthly Income Fund through 2/27/2011 and 4/29/2011, respectively. The Retirement Income Fund is limited to 0.10%. The Monthly Income Fund is limited to 0.00%. In each case, the agreement to limit a Fund’s “net operating expenses” is limited to a Fund’s direct operating expenses and therefore does not apply to AFFE, which are indirect expenses incurred by the Fund through its investments in the underlying funds.
     Example: This Example is intended to help you compare the current cost of investing in the Acquired Fund and the Surviving Fund, and also allows you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower.
     The Example below includes both a Fund’s operating expenses and its AFFE (as listed in the table above), and assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period. In addition, the Example assumes that each year your investment has a 5% return, a Fund’s operating expenses remain the same and you reinvest all dividends and distributions. The expenses would be the same whether you stayed in the Funds or sold your shares at the end of each period. The one-year figures are based on “net operating expenses (including AFFE).”

	1	3	5	10
	Year	Years	Years	Years

RETIREMENT INCOME FUND	$68	$232	$428	$995
MONTHLY INCOME FUND	$63	$270	$568	$1,416
PRO FORMA COMBINED MONTHLY INCOME FUND	$59	$214	$410	$978
     The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and (2) that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund’s assets, many of which are beyond the control of the Surviving Fund and CSIM.

     Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.
     The procedures for purchasing, redeeming and exchanging shares of the Surviving Fund are the same as the transaction procedures applicable to the Acquired Fund. You may continue to purchase and redeem shares of the Acquired Fund prior to the Reorganization.
     Every year, each Fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. Each Fund distributes its investment income monthly, and its capital gains, if any, annually in December to all shareholders of record.
     The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Funds’ procedures for valuing their assets are the same. In valuing underlying fund investments, each Fund uses the net asset values reported by the underlying funds.
II. PRINCIPAL RISK FACTORS.
Risks of the Acquired Fund and Surviving Fund
     The following principal risks of investments in the Acquired Fund and Surviving Fund are identical: investment risk, asset allocation risk, market risk and direct investment risk.
Investment risk. Your investment is not a bank deposit. Your investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Asset allocation risk. The Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Funds’ assets among the various asset classes and market segments will cause the Funds to underperform other funds with a similar investment objective.
Market risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Funds will fluctuate, which means that you could lose money on your investment.
Direct investment risk. Each Fund may invest a portion of its assets directly in equity and fixed income securities, cash equivalents, including money market securities, and futures. A Fund’s direct investment in these securities is subject to the same or similar risks as those described for an underlying fund’s investment in the same security.
The Surviving Fund has the following additional risk that is not applicable to the Acquired Fund.
Structural risk. The Surviving Fund’s monthly income payments will be made from the Surviving Fund’s assets and will reduce the amount of assets available for investment by the Surviving Fund. It is possible for the Surviving Fund to experience substantial investment losses and additional asset reductions as a result of its income payments to shareholders. Additionally, even if the Surviving Fund’s capital grows over time, such growth may be insufficient to enable the Surviving Fund to maintain the amount of its targeted annual payout and targeted monthly income payments.
The dollar amount of the Surviving Fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the Surviving Fund invests, the allocation of Surviving Fund assets across different asset classes and investments, the performance of the Surviving Fund’s investment strategies, and the amount and timing of prior distributions by the Surviving Fund. It is also possible for your income payments to go down substantially from one year to the next and over time depending on the timing of your investments in the Surviving Fund. Any redemptions you make will proportionately reduce the amount of future cash income payments you will receive from the Surviving Fund.
There is no guarantee that the Surviving Fund will make monthly income payments to its shareholders or, if made, that the Surviving Fund’s monthly income payments to shareholders will remain at a fixed amount throughout the year.
Principal Risks of the Underlying Funds
The net asset value of the Funds depends on the prices of the underlying funds that the Funds purchase. In turn, the price of each underlying fund is based on the value of its securities. The price of these securities changes daily and each underlying fund’s performance reflects the risks of investing in a particular asset class. The degree to which these risks apply to a Fund varies according to it allocation to that underlying fund.
The Funds generally have the same investable universe of underlying funds, although the Funds will not always be invested in the same underlying funds. As a result, there are no material differences in the principal risks associated with the Acquired Fund’s underlying funds as compared to the principal risks associated with the Surviving Fund’s underlying funds. For further information about the principal risks associated with the underlying funds, see the prospectus for the Acquired Fund, dated February 28, 2009, as amended April 20, 2009, and the prospectus for the Surviving Fund, dated April 30, 2009, which are incorporated herein by reference.
III. INFORMATION ABOUT THE REORGANIZATION
Material Features of the Plan
     The Plan sets forth the terms and conditions of the Reorganization. Material provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Prospectus/Information Statement.
     At the consummation of the Reorganization, which is expected to occur at the close of business on or about June 9, 2009, (the “Effective Time”), all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for shares of the Surviving Fund, such that at and after the Effective Time, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Acquired Fund’s valuation procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at their then-current net asset value determined in accordance with the Surviving Fund’s valuation procedures. Shares of the Surviving Fund will be distributed to shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the current net asset value of such shareholder’s shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 will be terminated.
     The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Acquired Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.
     The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to the Trust’s transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed. The Surviving Fund does not expect to issue share certificates with respect to the Surviving Fund. Any special options relating to a shareholders account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.
     The Reorganization is subject to a number of conditions as set forth in the Plan attached hereto as Appendix A. Except as set forth below, the Trust, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Acquired Fund or the Surviving Fund under the Plan if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Surviving Fund. Certain conditions under the Plan cannot be waived by the Trust, including the condition that the Funds receive a favorable tax opinion from Morgan, Lewis & Bockius LLP. The Board may abandon the Plan and the Reorganization at any time for any reason prior to the Effective Time. The Plan provides further that at any time prior to the Reorganization the Funds may amend any of the provisions of the Plan; provided, however, that (i) no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund shares to be issued to the Acquired Fund shareholders under the Plan to the detriment of such Acquired Fund shareholders; and (ii) the Board determines that such amendment is in the best interest of shareholders of the Acquired Fund and the Surviving Fund.
     The Acquired Fund will bear the expenses incurred in connection with the Reorganization. The Adviser estimates that these expenses will be $55,000.
Description of Reorganization Shares
     Shares of the Surviving Fund will be issued to the Acquired Fund’s shareholders in accordance with the Plan. Both the Acquired Fund and the Surviving Fund have a single share class which have the same transaction policies. There are no material differences in the transactional or other procedures between Acquired Fund and Surviving Fund.
     For additional information about the Surviving Fund shares, see “Additional Information about the Funds—Shareholder Information.”
Reasons for Reorganization
     The Board considered the Reorganization at a meeting of the Board of Trustees on November 11, 2008, and the Board, including a majority of the Trustees who are not “interested persons” of the Trust as that term is defined in the 1940 Act, approved the Plan by written consent on January 21, 2009. In approving the Reorganization, the Board of the Acquired Fund determined that (i) participation in the Reorganization is in the best interest of the Acquired Fund’s shareholders; and (ii) the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization.

     In making this determination, the Board of the Acquired Fund considered a number of factors, including:
•	the investment objectives of the Acquired Fund and the Surviving Fund are identical;

•	the similarities in investment strategies between the Funds and the resulting overlap in the underlying funds in which each invests;

•	the possibility that greater aggregate assets upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including future economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

•	the future prospects of the Funds if the Reorganization was not effected, including each of the Fund’s continuing viability as a stand-alone series of the Trust;

•	the Reorganization is intended to be tax-free for federal income tax purposes for shareholders of the Acquired Fund;

•	that each Fund does not pay a management fee to CSIM;

•	that, after the Reorganization, the Surviving Fund is expected to have the same total annual operating expenses as that of the Acquired Fund; and

•	that Schwab and CSIM have agreed to limit the “net operating expenses” (excluding interest, taxes, certain non-routine expenses and acquired fund fees and expenses) of the Surviving Fund to 0.00% through 4/29/2011, resulting in an overall expense reduction for Acquired Fund shareholders.
     The Board of the Surviving Fund has also determined that (i) participation in the Reorganization is in the best interest of the Surviving Fund’s shareholders; and (ii) the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization.
Federal Income Tax Consequences
     Each Fund intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:
(1)	The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2)	No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund in exchange solely for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any, or upon the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

(3)	No gain or loss will be recognized by the Surviving Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the issuance of shares of the Surviving Fund and the assumption by the Surviving Fund of the Acquired Fund’s liabilities, if any;

(4)	The aggregate adjusted tax basis of the Surviving Fund shares received by a shareholder of the Acquired Fund will be the same as the tax basis of the shareholder’s Acquired Fund shares immediately prior to the Reorganization;

(5)	The adjusted tax basis of the assets received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of the assets in the hands of the Acquired Fund immediately before the Reorganization;

(6)	The holding period for the shares of the Surviving Fund received by the Acquired Fund’s shareholders will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held such shares of the Acquired Fund as capital assets; and

(7)	The holding period for the Surviving Fund with respect to the assets of the Acquired Fund received in the Reorganization will include the period for which such assets were held by the Acquired Fund.
     No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
     As of December 31, 2008, the Acquired Fund had unutilized capital loss carryforwards of approximately $5,956,245. The final amount of unutilized capital loss carryforwards for the Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization. Under Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carryforwards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund. Therefore, the capital loss carryforwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service (“IRS”) that approximates a tax-exempt bond yield. Such capital loss carryforwards of the Acquired Fund will expire in 2016.
     The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the IRS. The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.
     Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

Shareholder Rights
          The Trust is organized as a Massachusetts business trust. The Acquired Fund and the Surviving Fund are both series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Fund are shareholders of the same legal entity, the Trust. The Trust’s Amended and Restated Declaration of Trust (“Declaration of Trust”), the Trust’s governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of the Acquired Fund.
          Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund and each shareholder is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trust’s Board. When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.
          Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust’s portfolios, of any general assets of the Trust not belonging to any particular portfolio of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.
Capitalization.
     The Surviving Fund’s total capitalization after the Reorganization will be greater than the current capitalization of the Acquired Fund as a result of the combination of the Acquired Fund with the Surviving Fund. The following table sets forth as of December 31, 2008 (on an unaudited basis, except for the capitalization of the Monthly Income Fund):
(1)	the capitalization of the Retirement Income Fund;

(2)	the capitalization of the Monthly Income Fund; and

(3)	the pro forma capitalization of the Monthly Income Fund as adjusted to give effect to the Reorganization.

			PRO FORMA COMBINED
	RETIREMENT	MONTHLY INCOME	MONTHLY INCOME FUND
	INCOME FUND	FUND	(SURVIVING FUND)
Total Net Assets	$53,225,740	$9,939,495	$63,165,235
Shares Outstanding	6,211,882	1,135,494	7,216,035
Net Asset Value Per Share	$8.57	$8.75	$8.75
          This information is for informational purposes only. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

IV. ADDITIONAL INFORMATION ABOUT THE SURVIVING
FUND AND THE ACQUIRED FUND
Performance History
          Set forth below is past performance information for the Acquired Fund. Because the Surviving Fund has less than one calendar year of performance, performance information is not shown for the Surviving Fund.
          The following total returns information shows the returns of the Acquired Fund before and after taxes, and compares the performance (which varies over time) of the Acquired Fund to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.
The after-tax figures:
•	reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

•	may not reflect your actual after-tax performance

•	may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account.
Keep in mind that future performance (both before and after taxes) may differ from past performance.

		Since
Schwab Retirement Income Fund	1 year	Inception

Before taxes	-12.24	-0.03	[1]
After taxes on distributions	-13.41	-1.43	[1]
After taxes on distributions and sale of shares	-7.81	-0.73	[1]
Dow Jones Wilshire 5000 Composite Index	-37.33	-5.63	[2]
Barclays Capital U.S. Aggregate Bond Index	5.24	4.67	[2]

1	Inception: 7/1/05.

2	From: 7/1/05.

Comparison of the Funds
Investment objectives, principal investment strategies, asset allocation strategies and distribution goals.
The following is a comparison of the investment objectives, principal investment strategies, asset allocation strategies and distribution goals of the Funds. The primary differences between the Funds are noted in italics.

RETIREMENT INCOME FUND	MONTHLY INCOME FUND
(the Acquired Fund)	(the Surviving Fund)

Investment Objective	Investment Objective

The Retirement Income Fund seeks to provide current income and, as a secondary investment objective, capital appreciation.	The Monthly Income Fund seeks to provide current income and, as a secondary investment objective, capital appreciation.

Principal Investment Strategies	Principal Investment Strategies

The Retirement Income Fund seeks to achieve its investment objective by investing in a combination of other Schwab Funds and Laudus Funds (the underlying funds) in accordance with its target portfolio allocation. These underlying funds invest their assets directly in equity, fixed income, money market, futures and other securities in accordance with their own investment objectives and policies.
The Monthly Income Fund seeks to achieve its investment objective by investing primarily in a combination of Schwab Funds and Laudus Funds (the underlying funds) in accordance with its target asset allocation. The investment adviser will allocate assets among the underlying funds, which will include equity funds, fixed-income funds, and money market funds.

The Fund intends to invest in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities, cash equivalents, including money market securities, and futures.
The Fund intends to invest in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities, cash equivalents, including money market securities, futures and securities of nonproprietary mutual funds.

RETIREMENT INCOME FUND	MONTHLY INCOME FUND
(the Acquired Fund)	(the Surviving Fund)

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.

Asset Allocation Strategies	Asset Allocation Strategies

The target asset allocation for the Retirement Income Fund is expected to remain fixed over time at 20% to equity funds, 75% to fixed income funds and 5% to money market funds. However, the Adviser reserves the right to modify the Fund’s target asset allocations from time to time should circumstances warrant a change. The Adviser may adjust the Fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization, and the underlying funds’ performance in various market conditions. Accordingly, the Fund’s allocation to a particular underlying fund may increase or decrease throughout the year.
The Fund’s asset allocation strategy is designed to accommodate the Fund’s targeted annual payout percentage while taking into accounts the Fund’s specific risk tolerances and the desired level of capital appreciation. The target asset allocation for the Monthly Income Fund is approximately 25% to equity funds, 70% to fixed income funds and 5% to money market funds. However, the target asset allocation for the Monthly Income Fund is not fixed and the Fund has the flexibility to move within the following asset allocation ranges: 10-40% in equity funds, 50-90% in fixed income funds and 0-12% in money market funds.

Distribution Goals	Distribution Goals

The Retirement Income Fund does not have a specific distribution goal nor does it target a specific annual payout of income to its shareholders. The Acquired Fund distributes its income to shareholders at the end of each month.
The Monthly Income Fund’s distribution goal is to provide a targeted annual payout of income to shareholders. The targeted annual payout for the Fund is 4-5% . The targeted annual payout for the Fund is based on historic yield environments over a ten year period. The Fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year. During a lower interest rate environment, it is generally expected that the Fund will have lower actual annual payouts. Conversely, during a high interest rate environment, it is generally expected that the Fund will have a higher annual payout. As of April 30, 2009, the investment adviser currently views the interest rate environment as trending lower.

RETIREMENT INCOME FUND	MONTHLY INCOME FUND
(the Acquired Fund)	(the Surviving Fund)

The expected impact of interest rate changes on the Fund’s actual annual payout is set forth below:
•	Anticipated Annual Payout in Low Interest Rate Environment: 3-5%

•	Anticipated Annual Payout in High Interest Rate Environment: 4-6%

The Fund pays out income based on the investment adviser’s annual projection of income and forecast of interest rates for the upcoming year. There is no guarantee that the Fund will be able to achieve its distribution goal during any given year. In addition to the interest rate environment discussed above, the Fund’s actual annual payout could also be affected by a number of other factors, including, without limitation, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, and the amount and timing of prior distributions by the Fund.

The Fund makes monthly income payments to shareholders on or about the 15th calendar day of each month. The Fund seeks to tailor the amount of its monthly income payments in order to moderate fluctuations in the amounts distributed to shareholders over the course of the year. Although the Fund attempts to moderate fluctuations, the amounts distributed to shareholders are not fixed and may not be the same each month. The Fund may make an additional distribution at the end of the year in order to comply with applicable law. This additional distribution may include an income component that may be higher or lower than the Fund’s regular monthly income payment.

At the end of the year, the Fund may be required under applicable law to recharacterize distributions for the year among ordinary income, capital gains, and return of capital (if any) for purposes of tax reporting to shareholders.

Fundamental Investment Policies.
A “fundamental investment policy” may be changed only by vote of a majority of a Fund’s outstanding shares. The Acquired Fund and Surviving Fund have identical fundamental investment policies.
Management of the Funds
Investment Adviser
     CSIM, a wholly owned subsidiary of The Charles Schwab Corporation located at 101 Montgomery Street, San Francisco CA 94104, serves as the investment adviser and the administrator of the Acquired Fund and the Surviving Fund. CSIM does not receive a management fee for the services it performs for the funds. However, CSIM is entitled to receive an annual management fee from each underlying Schwab Fund or Laudus Fund. Upon consummation of the Reorganization, the management fee paid to CSIM with respect to the Surviving Fund will remain at 0.00%.

RETIREMENT INCOME FUND	MONTHLY INCOME FUND
(the Acquired Fund)	(the Surviving Fund)

Jeffrey Mortimer, CFA, senior vice president and chief investment officer of CSIM, is responsible for the overall management of the Funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.
Jeffrey Mortimer, CFA, senior vice president and chief investment officer of CSIM, is responsible for the overall management of the Fund. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

Caroline Lee, a managing director and portfolio manager of CSIM, co-manages the Fund. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing sub-advisor relationships in the pension group of a major corporation. She also has three years of previous experience in investment management at another financial services firm.
Caroline Lee, a managing director and portfolio manager of CSIM, co-manages the Fund. Prior to joining the firm in November 2005, she worked in asset management for over four years overseeing sub-advisor relationships in the pension group of a major corporation. She also has three years of previous experience in investment management at another financial services firm.

Daniel Kern, CFA, a managing director and portfolio manager of CSIM, is responsible for the day-to-day co-management of the Fund. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry.
Daniel Kern, CFA, a managing director and portfolio manager of CSIM, is responsible for the day-to-day co-management of the Fund. He was appointed portfolio manager in 2008. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry.
Other Service Providers. The Funds’ other service providers are the same. These entities are listed below.

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, California 94104	Distributor Shareholder Service Agent Transfer Agent

State Street Bank and Trust Company Boston, Massachusetts 02102	Custodian Fund Accountant

Shareholder Information
          Shareholder information, such as pricing of Fund shares, purchase and redemption of Fund shares, frequent purchases and redemption of Fund shares, and tax consequences of buying and selling shares, are generally the same between the Funds except as set forth in this section. A summary of this information is included below. More detailed shareholder information is contained in the Acquired Fund’s prospectus, dated February 28, 2009, as amended April 20, 2009, and the Surviving Fund’s prospectus, dated April 30, 2009, each of which is incorporated herein by reference. A Statement of Additional Information for the Acquired Fund, dated February 28, 2009, and a Statement of Additional Information for the Surviving Fund, dated April 30, 2009, also contains additional information concerning these matters. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement. In addition, the prospectus for the Surviving Fund, dated April 30, 2009, accompanies this Prospectus/Information Statement.
Pricing of Fund Shares
          The Funds are open for business each day that the New York Stock Exchange (“NYSE”) is open. Each Fund calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A Fund’s share price is its net asset value per share, or NAV, which is the Fund’s net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received by a Fund in good order on or prior to the close of the Fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.
          In valuing their underlying fund investments, the Funds use the NAVs reported by their underlying funds. In valuing other portfolio securities, the Funds use market quotes or official closing prices if they are readily available. In cases where quotes are not readily available, a Fund may value securities based on fair values developed using methods approved by the Fund’s Board.
          Shareholders of the Funds should be aware that because foreign markets are often open on weekends and other days when the Funds are closed, the value of some of a Fund’s securities may change on days when it is not possible to buy or sell shares of the Funds.
Purchase and Redemption of Fund Shares
          Procedures for purchasing, redeeming and exchanging shares of the Surviving Fund are the same as those of the Acquired Fund. You may continue to purchase and redeem shares of the Acquired Fund prior to the Reorganization.
          The initial investment minimum for the Surviving Fund is $100, and there is no subsequent investment minimum. In addition, there is no minimum balance requirement.
          The Funds are intended for long-term investment, and the Funds’ Board has adopted policies and procedures intended to deter short-term or excessive trading, which include trade activity monitoring and fair value pricing.
Dividends and Distributions
          Each Fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. Each Fund’s policy is to (i) declare and pay distributions of its dividends and interest monthly, and (ii) distribute any capital gains annually.

          The Retirement Income Fund typically makes income distributions at the end of each month.
          The Monthly Income Fund typically pays its dividends on or about the 15th of each month. Because the Monthly Income Fund seeks to provide a targeted annual payout of income to shareholders, it may seek to tailor the amount of its monthly income payments in order to moderate fluctuations in the amounts distributed to shareholders over the course of the year, although the amounts distributed to shareholders are not fixed and may not be the same each month. The Monthly Income Fund may pay an additional distribution at the end of the year in order to comply with applicable law. The additional distribution may include an income component that may be higher or lower than the Monthly Income Fund’s regular monthly income payment. At the end of the year, the Monthly Income Fund may be required under applicable law to recharacterize distributions for the year among ordinary income, capital gains, and return of capital (if any) for purposes of tax reporting to shareholders.
          Each Fund allows shareholders to choose among the same three options for Fund distributions. The three options are described below. Your current option for Fund distributions will not change on consummation of the Reorganization. The Monthly Income Fund is designed with the expectation that the monthly income payments will be paid in cash.

Option	Features
Reinvestment	All dividends and capital gain distributions are invested automatically in shares of the Fund.

Cash/reinvestment mix	You receive payment for dividends, while any capital gain distributions are invested automatically in shares of the Fund.

Cash	You receive payment for all dividends and capital gain distributions.
Distribution Arrangements
          Pursuant to a Distribution Agreement with the Trust, Schwab, a wholly owned subsidiary of The Charles Schwab Corporation and a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”), acts as the distributor and principal underwriter for both the Retirement Income Fund and Monthly Income Fund. Shares of the Funds are offered for sale on a continuous basis at NAV. The Funds have not adopted a plan of distribution (i.e., a 12b-1 Plan). Under the Distribution Agreement between Schwab and the Trust, Schwab will use appropriate efforts to solicit orders for the sale of shares of the Funds, which might include advertising, compensation of dealers or sales personnel, and preparation of sales literature. Schwab has also been authorized by the Trust to enter into selling agreements with financial intermediaries, some of which may be compensated by Schwab or CSIM for the shareholder services they provide. Schwab receives no compensation from the Funds for acting as distributor for the Funds.
          Additional information about distribution arrangements of the Funds is contained in the Acquired Fund’s prospectus, dated February 28, 2009, as amended April 20, 2009, and the Surviving Fund’s prospectus, dated April 30, 2009, each of which is incorporated herein by reference. A Statement of Additional Information of the Acquired Fund, dated February 28, 2009, and a Statement of Additional Information for the Surviving Fund, dated April 30, 2009, also contain additional information concerning these matters. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement. In addition, the prospectus for the Surviving Fund, dated April 30, 2009, accompanies this Prospectus/Information Statement.

Financial Highlights
     The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the periods shown. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The information for each Fund has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Funds’ financial statements, are included in the Acquired Fund’s Annual Report to shareholders, dated October 31, 2008, and in the Surviving Fund’s Annual Report to shareholders, dated December 31, 2008. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement.
Schwab Retirement Income Fund
Financial Statements
Financial Highlights

	11/1/07-	11/1/06-	11/1/05-	7/1/05[1]-
	10/31/08	10/31/07	10/31/06	10/31/05

Per-Share Data ($)

Net asset value at beginning of period	10.44	10.19	9.90	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.38	0.45	0.41	0.11
Net realized and unrealized gains (losses)	(1.89)	0.25	0.32	(0.09)

Total from investment operations	(1.51)	0.70	0.73	0.02
Less distributions:
Distributions from net investment income	(0.40)	(0.45)	(0.41)	(0.12)
Distributions from net realized gains	(0.04)	—	(0.03)	—

Total distributions	(0.44)	(0.45)	(0.44)	(0.12)

Net asset value at end of period	8.49	10.44	10.19	9.90

Total return (%)	(14.96)	6.98	7.52	0.16	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.10	0.10	0.10	0.10	[4]
Gross operating expenses[3]	0.15	0.15	0.36	0.64	[4]
Net investment income (loss)	3.98	4.43	4.20	3.40	[4]
Portfolio turnover rate	95 [5]	—	1	—
Net assets, end of period ($ x 1,000,000)	53	68	36	14

[1]	Commencement of operations.

[2]	Not annualized.

[3]	The expenses incurred by underlying funds in which the fund invests are not included in this ratio.

[4]	Annualized.

[5]	The portfolio turnover rate increased due to additional rebalancing activity of the underlying funds during the period.

Schwab® Monthly Income Fund — Enhanced Payout
Financial Statements
Financial Highlights

	3/28/08[1]
	12/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.32
Net realized and unrealized gains (losses)	(1.26)

Total from investment operations	(0.94)
Less distributions:
Dividends from net investment income	(0.31)

Net asset value at end of period	8.75

Total return (%)	(9.53)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.00	[4]
Gross operating expenses[3]	0.56	[4]
Net investment income (loss)	4.34	[4]
Portfolio turnover rate	39	[2]
Net assets, end of period ($ x 1,000,000)	10

[1]	Commencement of operations.

[2]	Not annualized.

[3]	The expenses incurred by underlying funds in which the fund invests are not included in this ratio.

[4]	Annualized.

Principal Holders of Securities and Control Persons
     Principal Shareholders.
     As of March 20, 2009, the following shareholders owned, of record, 5% or more of the outstanding shares of the Funds. To the knowledge of the Funds, no shareholders owned, beneficially, 5% or more outstanding shares of the Funds as of that same date.

			Percentage of
			Outstanding Shares
Monthly Income Fund	Name and address	Nature of Ownership	Owned

	Charles Schwab & Co., Inc. FBO Customers 101 Montgomery Street San Francisco, California 94104	Record	99.8%

			Percentage of
			Outstanding Shares
Retirement Income Fund	Name and address	Nature of Ownership	Owned

	Charles Schwab & Co., Inc.	Record	99.6%
	FBO Customers
	101 Montgomery Street
	San Francisco, California 94104
     On the basis of the share holdings information presented above, the following persons will own in excess of 5% of the outstanding shares of the Monthly Income Fund upon consummation of the Reorganization. These tables assume that the value of the shareholder’s interest in a Fund on the date of the consummation of the Reorganization is the same as on March 20, 2009.

			Percentage of Outstanding
Monthly Income Fund	Name and address	Nature of Ownership	Shares Owned

	Charles Schwab & Co., Inc.	Record	99.8%
	FBO Customers
	101 Montgomery Street
	San Francisco, California 94104
     Control Persons.
     As of March 20, 2009, Schwab, an affiliate of CSIM, held of record approximately 99.8% of the outstanding shares of the Monthly Income Fund, as agent or custodian for its customers, but did not own such shares beneficially because it did not have voting or investment discretion with respect to such shares.
     As of March 20, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Monthly Income Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.
     As of March 20, 2009, Schwab held of record approximately 99.6% of the Retirement Income Fund’s outstanding shares, as agent or custodian for its customers, but did not own such shares beneficially because it did not have voting or investment discretion with respect to such shares.
     As of March 20, 2009, the Trustees and officer as a group owned less than 1% of the outstanding shares of the Retirement Income Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION
     THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this       day of May, 2009, by and between the Schwab Capital Trust, a Massachusetts business trust (the “Trust”), on behalf of the Schwab Retirement Income Fund (the “Acquired Fund”), and the Trust, on behalf of the Schwab Monthly Income Fund—Enhanced Payout (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). Charles Schwab Investment Management, Inc. (“CSIM”) joins this Agreement solely for purposes of Sections 14(b) and 18(b). Except for the Acquired Fund and Surviving Fund, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 101 Montgomery Street, San Francisco CA, 94104.
     WHEREAS, the Trust was established on May 10, 1993 under the laws of the Commonwealth of Massachusetts as a business trust under a Declaration of Trust, as amended and restated from time to time, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);
     WHEREAS, the Acquired Fund and the Surviving Fund are each a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;
     WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue shares of beneficial interest;
     WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and
     WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds’ respective existing shareholders will not be diluted as a result;
     NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Fund Shares to the holders of shares of the Acquired Fund (“Acquired Fund Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto hereby covenant and agree as follows:
1. Plan of Reorganization. At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Surviving Fund. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving

Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”
2. Transfer of Assets.
     (a) The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.
     (b) The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.
     (c) The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.
     (d) The Acquired Fund shall direct Boston Financial Data Services, Inc. (the “Sub-Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares have been credited to the Acquired Fund’s account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3. Calculations.
     (a) The number of full and fractional Surviving Fund Shares to be issued in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund for each class by the net asset value per share of the Surviving Fund on the Valuation Date, determined in accordance with Section 3(b). Shareholders of record of shares of the Acquired Fund at the Closing Date shall be credited with full and fractional Surviving Fund Shares.
     (b) The net asset value per share of the Surviving Fund Shares shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).
4. Valuation of Assets. The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the 1933 Act. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.
5. Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on June 9, 2009, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.
6. Liquidation of the Acquired Fund and Cancellation of Shares. At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.
7. Representations and Warranties of the Surviving Fund. The Surviving Fund represents and warrants to the Acquired Fund as follows:

     (a) The Surviving Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.
     (b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.
     (c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding shares of the Surviving Fund are duly authorized, validly issued, fully paid and nonassessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and nonassessable.
     (d) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.
     (e) The audited financial statements of the Surviving Fund as of December 31, 2008 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.
     (f) Since December 31, 2008, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.
     (g) The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (h) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
     (i) Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.
     (j) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.
     (k) For each taxable year of its operation, the Surviving Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.
     (l) The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
     (m) The information statement and prospectus and statement of additional information (collectively, the “Prospectus/Information Statement”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
8. Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the Surviving Fund as follows:

     (a) The Acquired Fund has been duly established as a separate investment series of the Trust, which is a business trust duly organized and validly existing under the Commonwealth of Massachusetts.
     (b) The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.
     (c) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. Shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.
     (d) The audited financial statements of the Acquired Fund as of October 31, 2008, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.
     (e) Since October 31, 2008, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
     (f) The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.
     (g) The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

     (h) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (i) Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
     (j) Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.
     (k) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.
     (l) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Fund currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.
     (m) The Prospectus/Information Statement to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Prospectus/Information Statement, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.
9. Covenants of the Surviving Fund and the Acquired Fund.

     (a) The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.
     (b) The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.
     (c) Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
     (d) As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Treasurer.
     (e) On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
10. Conditions Precedent to Obligations of the Surviving Fund. The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     (a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.
     (b) The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:
          (i) The Acquired Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.
          (ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (iii) This Agreement has been duly authorized, executed and delivered by the Acquired Fund and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.
          (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Acquired Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Fund is a party or by which any properties belonging to the Acquired Fund may be bound.
          (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund or the consummation of the transactions contemplated by this Agreement.
          (vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund or any of its respective properties or assets and the Acquired Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.
          (vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Fund’s registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Fund are legally issued and fully paid and non-assessable (except that shareholders of the Acquired Fund may under certain circumstances be held personally liable for its obligations).
     Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.
     (c) The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.
     (d) On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11. Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:
     (a) All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.
     (b) The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:
          (i) The Surviving Fund is a separate investment series of the Trust, which is duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.
          (ii) The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.
          (iii) This Agreement has been duly authorized, executed and delivered by the Surviving Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Surviving Fund enforceable against the Surviving Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.
          (iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current declaration of trust or by-laws of the Surviving Fund, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Fund is a party or by which any properties belonging to the Surviving Fund may be bound.
          (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Surviving Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Fund or the consummation of the transactions contemplated by this Agreement.
          (vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Fund or any of its respective properties or assets and the Surviving Fund is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

          (vii) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Fund has any statutory preemptive rights in respect thereof (except that shareholders of the Surviving Fund may under certain circumstances be held personally liable for its obligations).
          (viii) The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.
     Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.
     (c) On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.
12. Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.
     (a) The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.
     (b) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
     (c) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.
     (d) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (e) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:
               (i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
               (ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.
               (iii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.
               (iv) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.
               (v) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.
               (vi) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).
               (vii) The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.
               (viii) The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.
     No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
     Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(e).

13. Closing Date of the Reorganization. The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall be effective as of opening of business on June 9, 2009, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).
14. Termination.
     (a) This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:
          (i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;
          (ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;
          (iii) by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders;
     (b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party. In such event, CSIM shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 18.
15. Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders.
16. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.
17. Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund:	Surviving Fund:

Randall W. Merk President, Schwab Capital Trust 101 Montgomery Street San Francisco CA, 94104	Randall W. Merk President, Schwab Capital Trust 101 Montgomery Street San Francisco CA, 94104

with a copy to:	with a copy to:

Timothy W. Levin, Esq. Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103	Timothy W. Levin, Esq. Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, PA 19103

18. Fees and Expenses.
     (a) Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.
     (b) Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by the Acquired Fund. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. Acquired Fund agrees that all such fees and expenses so borne and paid, shall be paid directly by Acquired Fund to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any. In the event this Agreement is terminated at or prior to the Closing Date in accordance with Section 14 hereto, CSIM will bear the costs incurred by the Acquired Fund under this Section 18(b).
19. Headings, Counterparts, Assignment.
     (a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
     (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
     (d) The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

     (e) A copy of the Trust’s Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trust by officers of such Trust as officers and not individually and that the obligations of or arising out of this Agreement with respect to the Surviving Fund and the Acquired Fund are not binding upon any of the trustees, officers or shareholders of the Trust individually but are binding only upon the assets and property belonging to the Surviving Fund and the Acquired Fund.
     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SCHWAB CAPITAL TRUST, ON BEHALF OF ITS SERIES, THE SCHWAB RETIREMENT INCOME FUND
By:
Name:
Title:

SCHWAB CAPITAL TRUST, ON BEHALF OF ITS SERIES, THE SCHWAB MONTHLY INCOME FUND—ENHANCED PAYOUT
By:
Name:
Title:

SOLELY FOR PURPOSES OF SECTIONS 14(B) AND 18(B), CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.
By:
Name:
Title:

SCHWAB CAPITAL TRUST
101 Montgomery Street
San Francisco, CA 94104
STATEMENT OF ADDITIONAL INFORMATION
Acquisition of the Assets and Liabilities of
SCHWAB RETIREMENT INCOME FUND
a series of
Schwab Capital Trust
101 Montgomery Street
San Francisco, CA 94104
By and in Exchange for Shares of
SCHWAB MONTHLY INCOME FUND—ENHANCED PAYOUT
a series of
Schwab Capital Trust
101 Montgomery Street
San Francisco, CA 94104
April      , 2009
     This Statement of Additional Information (the “SAI”), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Schwab Retirement Income Fund (the “Retirement Income Fund” or the “Acquired Fund”) to the Schwab Monthly Income Fund—Enhanced Payout (the “Monthly Income Fund” or the “Surviving Fund” and, together with the Retirement Income Fund, the “Funds”) (the “Reorganization”), should be read in conjunction with the Prospectus/Information Statement dated April ___, 2009 relating specifically to the Reorganization (the “Prospectus”). Copies of the Prospectus may be obtained at no charge by calling (800) 435-4000.
     This SAI, relating specifically to the Reorganization, consists of this cover page and the following described documents, each of which is incorporated by reference herein:
     1. The Statement of Additional Information of the Trust relating to the Acquired Fund dated February 28, 2009.
     2. The Statement of Additional Information of the Trust relating to the Surviving Fund dated April 30, 2009.
     3. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Fund’s Annual Report for the period ended October 31, 2008 (the “Acquired Fund Annual Report”). No other parts of the Acquired Fund Annual Report are incorporated herein by reference.
     4. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Fund’s Annual Report for the period ended December 31, 2008 (the “Surviving Fund Annual Report”). No other parts of the Surviving Fund Annual Report are incorporated herein by reference.

2

     A. General Information
     The Board of Trustees of the Acquired Fund has approved an Agreement and Plan of Reorganization (the “Plan”) which contemplates the transfer of substantially all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund.
     After the transfer of substantially all its assets and liabilities in exchange for shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning shares of the Acquired Fund at the closing of the Reorganization will receive shares of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Surviving Fund for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus.
     B. Additional Information about the Acquired Fund and the Surviving Fund
     This SAI incorporates by reference the Statement of Additional Information of the Trust relating to the Acquired Fund dated February 28, 2009, and the Statement of Additional Information of the Trust relating to the Surviving Fund dated April 30, 2009.
     C. Financial Statements
     Historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:
     1. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund included in the Acquired Fund’s Annual Report are incorporated herein by reference to such Annual Report. No other parts of the Annual Report are incorporated herein by reference; and
     2. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Fund included in the Surviving Fund’s Annual Report are incorporated herein by reference to such Annual Report. No other parts of the Annual Report are incorporated herein by reference.
     D. Pro Forma Financial Information (Unaudited)
     The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on December 31, 2008.
     The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of December 31, 2008. The unaudited pro forma combined statement of operations for the period ended December 31, 2008, presents the combined results of operations of the Acquired Fund and Surviving Fund for the period ended December 31, 2008. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at

3

December 31, 2008. These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at December 31, 2008, and for the twelve-month period then ended under auditing principles generally accepted in the United States of America in the investment company industry.
     Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Monthly Income Fund for pre-combination periods will not be restated.
     The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.
Pro Forma Schedule of Investments (Unaudited)
Retirement Income Fund, Monthly Income Fund and Pro Forma Monthly Income Fund
December 31, 2008

					Pro Forma
					Combined Monthly
	Retirement Income		Monthly Income		Income Fund
	Fund		Fund		(Surviving Fund)
Security Description and Percentage of Net Assets	Number of	Value	Number	Value	Number of	Value
(Surviving Fund)	Shares	($ x 1,000)	of Shares	($ x 1,000)	Shares	($ x 1,000)
Equity Funds 19.9%
Laudus International MarketMasters Fund, Select Shares	241,521	2,637	19,839	217	261,360	2,854
Schwab Dividend Equity Fund, Select Shares	389,764	3,964	89,935	915	479,699	4,879
Laudus Rosenberg U.S. Large Capitalization Value Fund, Select Shares	547,940	3,967	—	—	547,940	3,967
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Select Shares	—	—	39,138	239	39,138	239
Schwab Global Real Estate Fund, Select Shares	—	—	136,554	606	136,554	606
		10,568		1,977		12,545

Fixed Income Funds 62.2%
Schwab Premier Income Fund, Institutional Shares	1,159,983	10,927	326,646	3,077	1,486,629	14,004
Schwab Inflation Protected Fund, Select Shares	293,291	2,801	—	—	293,291	2,801
Laudus Mondrian International Fixed Income Fund, Institutional Shares	261,772	2,848	49,238	536	311,010	3,384
Schwab Total Bond Market Fund	1,222,262	10,890	286,562	2,553	1,508,824	13,443
Schwab Short-Term Bond Market Fund	487,504	4,373	144,037	1,292	631,541	5,665
		31,839		7,458		39,297

Money Funds 17.7%
Schwab Value Advantage Money Fund, Institutional Shares	10,654,543	10,655	537,698	537	11,192,241	11,192
State Street Institutional Liquid Reserves Fund	—	—	7,539	8	7,539	8
		10,655		545		11,200
Total Investments 99.8%	15,258,580	53,062	1,637,186	9,980	16,895,766	63,042

4

Pro Forma Statement of Assets and Liabilities (Unaudited)
Retirement Income Fund, Monthly Income Fund and Pro Forma Monthly Income Fund
December 31, 2008
(All numbers are x 1,000 except NAV)

				Pro Forma
				Combined
				Monthly Income
	Retirement	Monthly	Pro Forma	Fund (Surviving
	Income Fund	Income Fund	Adjustments	Fund)

Assets

Investments in affiliated underlying funds, at value (cost $57,634 and $11,452, respectively)	$53,062	9,972		63,034
Investments in unaffiliated issuers, at value (cost $0 and $8, respectively)		8		8
Total investments, at value (cost $57,634 and $11,460, respectively)	53,062	9,980		63,042
Receivables:
Investments sold	100	—		100
Fund shares sold	373	29		402
Dividends	136	35		171
Due from brokers for futures	—	1		1

Total assets	53,671	10,045		63,716

Liabilities
Payables:
Investments bought	136	36		172
Fund shares redeemed	32	35		67
Due to custodian	129	0		129
Distribution and shareholder services fees	124	23		147
Accrued expenses	24	12		36

Total liabilities	445	106		551

Net Assets
Total assets	53,671	10,045		63,716
Total liabilities	445	106		551

Net assets	53,226	9,939		63,165

Net Assets by Source
Capital received from investors	64,252	11,642		75,894
Distributions in excess of net investment income	(83)	8		(75)
Net realized capital losses	(6,371)	(231)		(6,602)
Net unrealized capital losses	(4,572)	(1,480)		(6,052)

Net Asset Value (NAV)

Net Assets	$53,226	9,939		63,165
Shares Outstanding	6,212	1,135	6,081	7,216
Net Asset Value	8.57	8.75		8.75

5

Pro Forma Statement of Operations (Unaudited)
Retirement Income Fund, Monthly Income Fund and Pro Forma Monthly Income Fund
For the Year Ended December 31, 2008
(All numbers are x 1,000)

					Pro Forma
					Combined
	Retirement				Monthly Income
	Income	Monthly	Pro Forma		Fund (Surviving
	Fund	Income Fund	Adjustments		Fund)

Investment Income
Dividends received from affiliated underlying funds	$2,623	$406			$3,029
Interest	17	2			19

Total investment income	2,640	408			3,048

Net Realized Gains and Losses

Realized capital gain distributions received from affiliated underlying funds	24	2			26
Realized losses on sales of affiliated underlying funds	(6,735)	(233)			(6,968)

Net realized losses	(6,711)	(231)			(6,942)

Net Unrealized Gains and Losses

Net unrealized losses on affiliated underlying funds	(4,301)	(1,480)			(5,781)
Net unrealized losses on futures contracts	—	—			—

Net unrealized losses	(4,301)	(1,480)			(5,781)

Expenses
Shareholder reports	16	14			30
Portfolio accounting fees	16	5	(5	) (a)	16
Registration fees	20	8			28
Custodian fees	6	2	(4	) (b)	4
Professional fees	38	18	(33	)(c)	23
Trustees’ fees	8	5	(4	) (d)	9
Other expenses	3	1			4

Total expenses	107	53	(46)		114

Expense reduction by adviser	(42)	(53)	46		(49)
Custody credits	—	—			—

Net expenses	65	—			65

Increase (Decrease) in Net Assets from Operations

Total investment income	2,640	408			3,048
Net expenses	(65)	—			(65)

Net investment income	2,575	408			2,983
Net realized losses	(6,711)	(231)			(6,942)
Net unrealized losses	(4,301)	(1,480)			(5,781)

Decrease in net assets from operations	($8,437)	($1,303)			($9,740)

6

1. BASIS OF COMBINATION
     The unaudited Pro Forma Combined Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments (“Pro Forma Statements”) as of December 31, 2008, and the related Pro Forma Combined Statement of Operations for the period ended December 31, 2008, reflect the accounts of the Schwab Retirement Income Fund (the “Retirement Income Fund” or the “Acquired Fund”) and Schwab Monthly Income Fund—Enhanced Payout (the “Monthly Income Fund” or the “Surviving Fund” and, together with the Acquired Fund, the “Funds”), each a series of Schwab Capital Trust (the “Trust”). The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Acquired Fund’s shares as of the close of business on December 31, 2008.
     The Pro Forma Statements give effect to the proposed transfer of substantially all assets and liabilities of the Acquired Fund in exchange for shares of the Surviving Fund. In conjunction with the reorganization, the Monthly Income Fund is the Surviving Fund.
     The Pro Forma Statements should be read in conjunction with the historical financial statements of the Surviving Fund and the Acquired Fund included in their respective Annual Reports.
2. SIGNIFICANT ACCOUNTING POLICIES
General—The accounting policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation—The Funds value the securities in their portfolios every business day. The Funds use the following policies to value investments:
•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.
3. CAPITAL SHARES
     The Pro Forma Combined net asset value per share assumes the issuance of additional shares of the Surviving Fund which would have been issued on December 31, 2008, in connection with the proposed reorganization. Assuming a merger date of December 31, 2008, shareholders of the Retirement Income Fund would have received 0.9789 shares of the Monthly Income Fund in exchange for one share of the Retirement Income Fund. The Pro Forma Statements assume that all shares of the Acquired Fund outstanding on December 31, 2008, were exchanged, tax free, for shares of the Surviving Fund.
4. PRO FORMA OPERATING EXPENSES
The pro forma adjustments to these pro forma financial statements are comprised of:
(a)	Adjustment to eliminate certain duplicated accounting/administration fees;

(b)	Adjustment to eliminate duplicate custodian transaction charges;

(c)	Adjustment to eliminate duplicate audit and tax fees; and

(d)	Adjustment to eliminate duplicate per-fund trustee fees.
5. TAX MATTERS
     It is the policy of the Trust that each of the Funds qualify or continue to qualify as a regulated investment company, by complying with the requirements of the Internal Revenue Code applicable to

7

regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. In order to avoid a federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the twelve-month periods ending October 31, for the Retirement Income Fund, and December 31, for the Monthly Income Fund, each year. Under the terms of the Agreement and Plan of Reorganization, this reorganization should be treated as a tax-free business combination.
6. FUND EXPENSES
     Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. (“Adviser”) have agreed to limit the “net operating expenses” (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Surviving Fund to 0.00% through April 29, 2011. The agreement to limit the Surviving Fund’s “net operating expenses” is limited to the Fund’s direct operating expenses and, therefore, does not apply to Acquired Funds fees and expenses (AFFE), which are indirect expenses incurred by the Fund though its investments in the underlying funds. The Adviser may, but is not required to, extend the agreement for additional years.
7. NEW ACCOUNTING STANDARDS
     The Funds adopted Financial Accounting Standard Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, effective April 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the fund’s financial statements.
Various inputs are used in determining the value of the Funds’ investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2008:
(All numbers x $1,000)

	Retirement Income		Combined Monthly
Valuation Inputs	Fund	Monthly Income Fund	Income Fund
Level 1 — Quoted Prices	$53,062	$9,980	$63,042
Level 2 — Other significant observable inputs	—	—	—
Level 3 — Significant unobservable inputs	—	—	—

Total	$53,062	$9,980	$63,042

8

     E. Miscellaneous
     Independent Registered Public Accounting Firm
     The audited financial statements of the Funds incorporated by reference into this SAI have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, to the extent indicated in their reports thereon, which are included in the Funds’ Annual Reports.

9

PART C
OTHER INFORMATION
Item 15 Indemnification
     Article VIII of Registrant’s Amended and Restated Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. The relevant language of the Declaration of Trust reads as follows:
“Trustees, Officers, etc.
Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
Compromise Payment
Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
Indemnification Not Exclusive
Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a) (19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.”
Item 16 Exhibits

(1)	Articles of Incorporation	Amended and Restated Agreement and Declaration of Trust, dated November 29, 2005 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 81 to Registrant’s Registration on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as “PEA No. 81”).

(2)	By-Laws	Amended and Restated By-Laws of the Registrant adopted as of November 16, 2004 are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 11, 2005 (hereinafter referred to as “PEA No. 70”).

(3)	Voting Trust Agreements	Not Applicable.

(4)	Reorganization Agreement	Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14.

(5)(a)(1)	Instruments Defining rights of Security Holders	Reference is made to Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and Article IX, Sections 1, 5 and 7 of the Amended and Restated Agreement and Declaration of Trust, referenced in Exhibit 1 above.

(5)(a)(2)		Reference is made to Articles 9 and 11 of the Amended and Restated Bylaws referenced in Exhibit 2, above.

(6)(a)(1)	Investment Advisory Contracts	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the “Investment Adviser”), dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on December 17, 1997 (hereinafter referred to as “PEA No. 21”).

(6)(a)(2)		Amended Schedules A and B to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, are incorporated herein by reference to Exhibit (D)(ii) of Post-Effective Amendment No. 96 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on April 29, 2008 (hereinafter referred to as “PEA No. 96”).

(6)(b)(1)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc., is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on May 30, 2002 (hereinafter referred to as “PEA No. 48”).

(6)(b)(2)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Gardner Lewis Asset Management LP dated November 23, 2004, is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 25, 2005.

(6)(b)(3)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Harris Associates LP dated January 11, 2002, is incorporated herein by reference to Exhibit (d)(x) of PEA No. 48.

(6)(b)(4)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TASHO Investment LLC, operating as TAMRO Capital Partners, LLC, dated July 1, 2007, is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 27, 2009 (hereinafter referred to as “PEA No. 98”).

(6)(b)(5)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company dated January 14, 2002, is incorporated herein by reference to Exhibit (d)(xiii) of PEA No. 48.

(6)(b)(6)		Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management Inc. dated January 22, 2002, is incorporated herein by reference to Exhibit (d)(xiv) of PEA No. 48.

(6)(b)(7)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, L.P. dated January 31, 2002, is incorporated herein by reference to Exhibit (d)(xv) of PEA No. 48.

(6)(b)(8)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, L.L.C. dated January 31, 2002, is incorporated herein by reference to Exhibit (d)(xvii) of PEA No. 48.

(6)(b)(9)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Mondrian Investment Partners Limited dated May 24, 2006, is incorporated herein by reference to Exhibit (d)(xiv) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 28, 2007 (hereinafter referred to as “PEA No. 83”).

(6)(b)(10)	Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Wentworth, Hauser & Violich dated May 23, 2006, is incorporated herein by reference to Exhibit (d)(xv) of PEA No. 83.

(6)(b)(11)	Investment Sub-Advisory Agreement between Investment Adviser and Neuberger Berman Management, Inc. dated June 8, 2007, is filed herewith.

(6)(b)(12)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc., dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xviii) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 26, 2004 (hereinafter referred to as “PEA No. 60”).

(6)(b)(13)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser and Harris Associates LP, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxii) of PEA No. 60.

(6)(b)(14)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company, dated March 24, 2003, is incorporated herein by reference to Exhibit (d)(xxv) of PEA No. 60.

(6)(b)(15)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management Inc., dated March 20, 2003, is incorporated herein by reference to Exhibit (d)(xxvi) of PEA No. 60.

(6)(b)(16)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, LP, dated April 8, 2003, is incorporated herein by reference to Exhibit (d)(xxvii) of PEA No. 60.

(6)(b)(17)	Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, LLC, dated March 26, 2003, is incorporated herein by reference to Exhibit (d)(xxix) of PEA No. 60.

(6)(b)(18)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and American Century Investment Management, Inc., dated January 11, 2005, is incorporated herein by reference to Exhibit (d)(xxx) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 25, 2005 (hereinafter referred to as “PEA No. 75”).

(6)(b)(19)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Harris Associates LP, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxii) of PEA No. 75.

(6)(b)(20)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and TCW Investment Management Company, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxv) of PEA No. 75.

(6)(b)(21)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Thornburg Investment Management, Inc., dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxvi) of PEA No. 75.

(6)(b)(22)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and Tocqueville Asset Management, L.P., dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxvii) of PEA No. 75.

(6)(b)(23)		Amendment to Investment Sub-Advisory Agreement among Registrant, Investment Adviser, and William Blair & Company, LLC, dated December 2, 2004, is incorporated herein by reference to Exhibit (d)(xxxix) of PEA No. 75.

(6)(c)(1)		Letter Agreement between Registrant, on behalf of certain of its funds and the Schwab 1000 Fund, and the Investment Adviser dated February 24, 2009, is incorporated herein by reference to Exhibit (6)(c)(2) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 33-157214), electronically filed with the SEC on March 17, 2009.

(6)(c)(2)		Letter Agreement between Registrant, on behalf of the Schwab Monthly Income Funds, and the Investment Adviser, dated February 27, 2009, is incorporated herein by reference to Exhibit (6)(c)(3) of Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 33-157214), electronically filed with the SEC on March 17, 2009.

(7)(a)(1)	Underwriting Contracts	Distribution Agreement between Registrant and Charles Schwab & Co., Inc. (“Schwab”) dated July 21, 1993, is incorporated herein by reference to Exhibit 6(a) of PEA No. 21.

(7)(a)(2)		Amended Schedule A to the Distribution Agreement between Registrant and Schwab is incorporated herein by reference to Exhibit (d)(ii) of PEA No. 96.

(8)	Bonus or Profit Sharing Contracts	Not applicable.

(9)(a)(1)	Custodian Agreements	Custodian Agreement by and between Registrant and Brown Brothers Harriman & Co. dated June 29, 2001, is incorporated herein by reference to Exhibit (g)(vi) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on June 30, 2003.

(9)(a)(2)		Amended Schedule A to Custodian Agreement between Registrant and Brown Brothers Harriman & Co., dated July 1, 2003, is incorporated herein by reference to Exhibit (g)(viii) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on July 16, 2003.

(9)(b)(1)		Amended and Restated Master Custodian Agreement by and between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ix) of Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 27, 2006 (hereinafter referred to as “PEA No. 79”).

(10)	Rule 12b-1 Plan	Not applicable.

(11)	Legal Opinion	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is filed herewith.

(12)	Tax Opinion	Form of Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters is filed herewith.

(13)(a)(1)	Other material contracts	License Agreement between Registrant and Standard & Poor’s is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704), electronically filed with the SEC on February 26, 1999.

(13)(b)(1)		Transfer Agency Agreement between Registrant and Schwab, dated July 21, 1993, is incorporated herein by reference to Exhibit 8(j) of PEA No. 21.

(13)(b)(2)		Amended Schedules A and C to the Transfer Agency Agreement between Registrant and Schwab are incorporated herein by reference to Exhibit (d)(ii) of PEA No. 96.

(13)(c)(1)		Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to Exhibit 8(l) of PEA No. 21.

(13)(c)(2)		Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab are incorporated herein by reference to Exhibit (d)(ii) of PEA No. 96.

(13)(d)(1)		Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(i) of PEA No. 79.

(14)(a)(1)	Other opinions and consent	Consent of PricewaterhouseCoopers LLP is filed herewith.

(14)(a)(2)		Consent of Morgan, Lewis & Bockius LLP is filed herewith.

(15)	Omitted financial statements	Not applicable.

(16)(a)(1)	Powers of attorney	Power of Attorney executed by Mariann Byerwalter is filed herewith.

(16)(a)(2)		Power of Attorney executed by William A. Hasler is filed herewith.

(16)(a)(3)		Power of Attorney executed by Gerald B. Smith is filed herewith.

(16)(a)(4)		Power of Attorney executed by Charles R. Schwab is filed herewith.

(16)(a)(5)		Power of Attorney executed by Donald R. Stephens is filed herewith.

(16)(a)(6)		Power of Attorney executed by Randall W. Merk is filed herewith.

(16)(a)(7)		Power of Attorney executed by George Pereira is filed herewith.

(16)(a)(8)		Power of Attorney executed by Walter W. Bettinger, II is filed herewith.

(16)(a)(9)		Power of Attorney executed by Joseph Wender is filed herewith.

(16)(a)(10)		Power of Attorney executed by John F. Cogan is filed herewith.

(17)(a)(1)	Code of Ethics	Registrant, Charles Schwab Investment Management Inc. and Charles Schwab & Co., Inc. Code of Ethics, effective March 31, 2009, to be incorporated herein by reference, by post-effective amendment, upon the filing of the Registrant’s Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704).

(17)(b)(1)		American Century Investment Management, Inc. Code of Ethics, dated January 1, 2009, is incorporated by reference to Exhibit (q)(ii) of PEA No. 98.

(17)(b)(2)		Harris Associates LLP Code of Ethics, as amended October 17, 2008, is incorporated herein by reference to Exhibit (q)(iii), of PEA No. 98.

(17)(b)(3)		TAMRO Capital Partners, LLC Code of Ethics dated June 15, 2008 is incorporated herein by reference to Exhibit (q)(v) of PEA No. 98.

(17)(b)(4)		TCW Investment Management Company Code of Ethics, dated March 31, 2008, is incorporated herein by reference to Exhibit (q)(vi) of PEA No. 98.

(17)(b)(5)		Thornburg Investment Management, Inc. Code of Ethics, dated April 1, 2008, is incorporated herein by reference to Exhibit (q)(vii) of PEA No. 98.

(17)(b)(6)		Tocqueville Asset Management, L.P. Code of Ethics, dated July 13, 2007 is incorporated herein by reference to Exhibit (q)(viii) of PEA No. 93.

(17)(b)(7)		William Blair Company, LLC Code of Ethics, dated May 9, 2007, is incorporated herein by reference to Exhibit (q)(x) of PEA No. 93.

(17)(b)(8)		Gardner Lewis Asset Management LP Code of Ethics, dated May 1, 2008, is incorporated herein by reference to Exhibit (q)(xi) of PEA No. 98.

(17)(b)(9)		Mondrian Investment Partners Limited Code of Ethics, effective January 1, 2007, is incorporated herein by reference to Exhibit (q)(xii) of PEA No. 83.

(17)(b)(10)		Wentworth, Hauser & Violich Code of Ethics, dated December 31, 2008, is incorporated herein by reference to Exhibit (q)(xii) of PEA No. 98.

(17)(b)(11)		Neuberger Berman Code of Ethics, dated June 2008, is incorporated herein by reference to Exhibit (q)(xiii) of PEA No. 98.

(17)(c)(1)	Additional Materials	Prospectus dated February 28, 2009, as amended April 20, 2009 with respect to the Schwab Retirement Income Fund to be incorporated herein by reference, by post-effective amendment, upon the Registrant’s filing of definitive materials with the SEC pursuant to Rule 497 under the Securities Act of 1933, as amended.

(17)(c)(2)		Prospectus dated April 30, 2009, with respect to the Schwab Monthly Income Fund — Enhanced Payout to be incorporated herein by reference, by post-effective amendment, upon the filing of the Registrant’s Post-Effective Amendment No. 99 to Registrant’s Registration Statement on Form N-1A (File No. 811-7704) (hereinafter defined as “PEA No. 99”).

(17)(c)(3)		Statement of Additional Information dated February 28, 2009 with respect to the Schwab Retirement Income Fund is incorporated herein by reference to PEA No. 98.

(17)(c)(4)		Statement of Additional Information dated April 30, 2009 with respect to the Schwab Monthly Income Fund — Enhanced Payout to be incorporated herein by reference, by post-effective amendment, upon the filing of the Registrant’s PEA No. 99.

(17)(c)(5)		The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Schwab Retirement Income Fund included in the Fund’s Annual Report to Shareholders for the period ended October 31, 2008 are incorporated herein by reference to Registrant’s Annual Report on Form N-CSR filed with the SEC on January 5, 2009 (SEC Accession No. 0000950134-09-000049).

(17)(c)(6)		The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Monthly Income Fund — Enhanced Payout included in the Fund’s Annual Report to Shareholders for the period ended December 31, 2008 are incorporated herein by reference to Registrant’s Annual Report on Form N-CSR filed with the SEC on February 26, 2009 (SEC Accession No. 0000950134-09-003740).

Item 17 Undertakings
          (1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
          (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on this 27th day of March, 2009.

SCHWAB CAPITAL TRUST Registrant
Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on this 27th day of March, 2009.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

Mariann Byerwalter* Mariann Byerwalter	Trustee

John F. Cogan* John F. Cogan	Trustee

William A. Hasler* William A. Hasler	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

Donald R. Stephens* Donald R. Stephens	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Randall W. Merk* Randall W. Merk	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Timothy W. Levin
Timothy W. Levin, Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

(6)(b)(11)	Sub-advisory agreement with Neuberger Berman

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant

(12)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters

(14)(a)(1)	Consent of PricewaterhouseCoopers LLP

(14)(a)(2)	Consent of Morgan, Lewis & Bockius LLP

(16)(a)(1)	Power of Attorney executed by Mariann Byerwalter

(16)(a)(2)	Power of Attorney executed by William A. Hasler

(16)(a)(3)	Power of Attorney executed by Gerald B. Smith

(16)(a)(4)	Power of Attorney executed by Charles R. Schwab

(16)(a)(5)	Power of Attorney executed by Donald R. Stephens

(16)(a)(6)	Power of Attorney executed by Randall W. Merk

(16)(a)(7)	Power of Attorney executed by George Pereira

(16)(a)(8)	Power of Attorney executed by Walter W. Bettinger, II

(16)(a)(9)	Power of Attorney executed by Joseph Wender

(16)(a)(10)	Power of Attorney executed by John F. Cogan